Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 99.4%
Brazil — 4.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	44,151	$1,096,340
TOTVS S.A.	223,296	1,915,254
		3,011,594
China — 19.8%
Contemporary Amperex Technology Co., Ltd., Class A	39,148	2,220,218
KE Holdings, Inc., ADR	26,202	497,838
NetEase, Inc.	70,614	2,144,714
Nongfu Spring Co., Ltd., Class H@	342,397	2,366,245
Shenzhen Inovance Technology Co., Ltd., Class A	56,301	665,149
Tencent Holdings Ltd.	59,619	5,080,111
		12,974,275
Greece — 3.6%
Eurobank Ergasias Services and Holdings S.A.	608,819	2,355,125
Hong Kong — 8.9%
AIA Group Ltd.	298,890	2,864,552
Alibaba Group Holding Ltd.	74,606	1,668,497
Hong Kong Exchanges & Clearing Ltd.	23,143	1,313,841
		5,846,890
India — 13.7%
Bajaj Finance Ltd.	135,211	1,521,324
Bharat Electronics Ltd.	363,058	1,652,581
Bharti Airtel Ltd.	74,378	1,573,057
Eicher Motors Ltd.	23,000	1,816,064
ICICI Bank Ltd.	78,749	1,193,461
Max Healthcare Institute Ltd.	50,503	634,041
Power Grid Corp. of India Ltd.	88,384	278,846
Titan Co., Ltd.	7,903	299,631
		8,969,005
Indonesia — 0.4%
Bank Central Asia Tbk PT	578,517	264,938
Mexico — 0.9%
Arca Continental S.A.B. de C.V.	57,120	599,942
Poland — 0.6%
Dino Polska S.A.@,*	32,905	396,625
Saudi Arabia — 1.0%
Elm Co.	598	142,795
Riyad Bank	74,579	540,758
		683,553
Singapore — 2.5%
Trip.com Group Ltd.	21,316	1,616,553
South Africa — 5.4%
Capitec Bank Holdings Ltd.	6,377	1,286,787
Clicks Group Ltd.	25,640	523,252
Naspers Ltd., Class N	4,851	1,762,716
		3,572,755
	Number of Shares	Value†

South Korea — 9.7%
KB Financial Group, Inc.	13,488	$1,113,244
Samsung Electronics Co., Ltd.	33,104	1,984,595
Samsung Fire & Marine Insurance Co., Ltd.	3,296	1,060,922
SK Hynix, Inc.	8,931	2,213,977
		6,372,738
Switzerland — 1.9%
Coca-Cola HBC AG*	26,202	1,236,174
Taiwan — 18.1%
Accton Technology Corp.	57,152	1,976,385
ASPEED Technology, Inc.	7,704	1,281,349
Elite Material Co., Ltd.	34,070	1,378,855
MediaTek, Inc.	10,943	474,595
President Chain Store Corp.	24,184	196,953
Taiwan Semiconductor Manufacturing Co., Ltd.	151,428	6,577,703
		11,885,840
United Arab Emirates — 3.7%
Abu Dhabi Commercial Bank PJSC	294,061	1,168,546
Emaar Properties PJSC	347,819	1,235,768
		2,404,314
United States — 2.7%
PriceSmart, Inc.	14,505	1,757,861
Uruguay — 1.9%
MercadoLibre, Inc.*	533	1,245,589
TOTAL COMMON STOCKS (Cost $53,350,136)		65,193,771

PREFERRED STOCKS — 1.0%
Brazil — 1.0%
Itau Unibanco Holding S.A. (Cost $596,453)	89,880	659,123

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $429,809)	429,809	429,809
TOTAL INVESTMENTS — 101.1% (Cost $54,376,398)		$66,282,703
Other Assets & Liabilities — (1.1)%		(697,691)
TOTAL NET ASSETS — 100.0%		$65,585,012

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Emerging Markets Equity Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $2,762,870, which represents 4.2% of the Fund’s net assets.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PJSC— Private Joint Stock Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 9/30/2025††
China	20%
Taiwan	18
India	13
South Korea	10
Hong Kong	9
Brazil	5
South Africa	5
Other	20
Total	100%
††	% of total investments as of September 30, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.5%	$1,652,581
Auto Parts & Equipment	3.4	2,220,218
Banks	8.5	5,522,828
Beverages	6.5	4,202,361
Computers	0.2	142,795
Diversified Financial Services	8.0	5,235,196
Electric	0.4	278,846
Electronics	1.0	665,149
Food	0.6	396,625
Healthcare Services	1.0	634,041
Insurance	6.0	3,925,474
Internet	17.5	11,373,466
Leisure Time	2.8	1,816,064
Miscellaneous Manufacturing	2.1	1,378,855
Real Estate	2.7	1,733,606
Retail	4.3	2,777,697
Semiconductors	19.2	12,532,219
Software	6.2	4,059,968
Telecommunications	5.4	3,549,442
Water	1.7	1,096,340
	100.0%	$65,193,771
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